Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,135,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,417.57
Total Offset Amount	$ 0.00
Narrative Disclosure	Final prospectus supplement
Net Fee	$ 76,417.57
Narrative - Max Aggregate Offering Price	$ 499,135,000.00
Final Prospectus	true